RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2026
Restatement Of Previously Issued Consolidated Financial Statements
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

Subsequent to the issuance of the Company’s consolidated financial statements for the fiscal year ended March 31, 2026, the Company identified certain administrative errors included within the original filing.

The Company assessed the errors in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, and the definition of materiality under IAS 1, Presentation of Financial Statements and in accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 and concluded that it is material to the previously issued financial statements on a quantitative basis.

The restatements to the Consolidated Statements of Operations and Other Comprehensive Income (Loss) for the year ended March 31, 2026 were as follows (in thousands):

	For the year ended March 31, 2026
	As Previously Issued	Adjustment	As Restated
Realized loss on revaluation of digital asset receivables	$(1,497)	$(852)	$(2,349)
Gain on extinguishment of debt	$255	$(255)	$—
Loss on extinguishment of debt	$—	$(582)	$(582)
Gain on forgiveness of loan interest	$—	$837	$837

The restatement has no effect on total revenue, total expenses, operating loss, net loss, total assets, total liabilities, total equity, or net cash provided by (used in) operating, investing, or financing activities for any period presented. Previously issued basic and diluted loss per share of $4.00 was restated to $4.18 due to the figure being inadvertently displayed as rounded to zero decimal places.

The restatements to the notes to the consolidated financial statements for the year ended March 31, 2026 and 2025 were as follows (in thousands, except for number of shares, pre-funded warrants, and options):

	As of and for the year ended March 31,
	2026
	As Previously Issued	As Restated	Reference to Disclosure
Total accounts payable and accrued liabilities	$5,504	$4,146	Note 14
Stock options exercisable, end of period	2,246,507	1,350,947	Note 19
Share-based compensation expense, approximate	$2,300	$1,700	Note 19
Ordinary shares repurchased	1,196,295	1,095,000	Note 27
Pre-funded warrants repurchased	633,931	724,133	Note 27

	2025
	As Previously Issued	As Restated	Reference to Disclosure
Short-term employee benefits (salary, bonus, etc.)	$13,787	$1,378	Note 22

Within Note 24 – Segment Reporting, the $0.2 million Loss on revaluation of investment in Compedica was reclassified from the Digital & Compute reportable segment to the Immuno-Oncology reportable segment.

Additionally, the Company’s previous 20-F filed on July 16, 2026 inadvertently omitted the date and place of CBIZ CPAs P.C.’s Report of Independent Registered Public Accounting Firm, which were July 15, 2026 and New York, NY, respectively. For this Amendment No. 2, new auditor reports and consents are filed herein.